Leases - Operating Lease Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Leases [Abstract]
Operating Lease Cost	$ 15.0	$ 13.6	$ 42.9	$ 39.7	$ 53.4	$ 47.3	$ 42.0